HSBC New York Tax-Free Money Market Fund
Investment Objective

The investment objective of the HSBC New York Tax-Free Money Market Fund (formerly, HSBC Investor New York Tax-Free Money Market Fund) (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC New York Tax-Free Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC New York Tax-Free Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none
Other Operating Expenses	0.16%	0.16%	0.16%	0.16%	0.11%	0.16%
Total Other Expenses	0.56%	0.41%	0.41%	0.41%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.66%	1.26%	1.26%	0.51%	0.26%	0.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC New York Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	67	211	368	822
Class B	528	600	692	1,205
Class C	228	400	692	1,523
Class D	52	164	285	640
Class E	27	84	146	331
Class Y	27	84	146	331

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC New York Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	128	400	692	1,205
Class C	128	400	692	1,523

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes, the alternative minimum tax, and New York State and New York City personal income taxes.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes and variable rate demand notes), and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. These instruments have maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate rather than the security’s actual maturity.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions, industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical rating organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to regular federal income taxes, the alternative minimum tax or New York State and New York City personal income taxes. The Fund may invest in taxable securities (such as U.S. government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.
  New York Economic Risk: The Fund invests primarily in New York municipal securities and is, by definition, less diversified geographically than a fund investing across many states. Therefore, the Fund has greater exposure to adverse economic, legislative and political changes within the State of New York as well as to risks associated with any natural disaster and/or acts of terrorism that might impact the state. Historically, New York and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York’s economy depends on business and financial services, any change in market conditions that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment. Moreover, uncertainties in the municipal markets could increase the volatility of municipal securities and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund. Municipal markets continue to experience difficulties in the current economic and political environment.

  Participation Interest Risk: The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

  Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average (“Lipper NY Average”). The total return of the Lipper NY Average does not include the effect of sales charges. As of December 31, 2011, the 7-day yields of the Fund’s Class A Class D and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. As of December 31, 2011, the 7-day taxable-equivalent yields of the Fund’s Class A Class D and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter Q4 2007 0.77% Worst Quarter Q4 2011 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC New York Tax-Free Money Market Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A		0.01%	[1]	0.92%	[1]	1.07%	[1]	1.82%	[1]	Nov. 17, 1994
Class B		none	[1],[2]	none	[1],[2]	none	[1],[2]	0.89%	[1],[2]	Apr. 29, 1998
Class C		none	[1],[2]	none	[1],[2]	none	[1],[2]	0.77%	[1],[2]	Mar. 19, 2001
Class D		0.01%	[1]	0.99%	[1]	1.18%	[1]	1.53%	[1]	Apr. 01, 1999
Class E	[1][3]	none		none		none		none
Class Y		0.01%	[1]	1.12%	[1]	1.37%	[1]	1.97%	[1]	Jul. 01, 1996
Lipper NY Tax-Exempt Money Market Funds Average		0.05%	[1]	1.01%	[1]	1.18%	[1]	1.92%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class B and Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of December 31, 2011.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2011.
[4]	Since November 30, 1994.

HSBC Prime Money Market Fund
Investment Objective

The investment objective of the HSBC Prime Money Market Fund (formerly, HSBC Investor Prime Money Market Fund) (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Prime Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Prime Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.18%	0.18%	0.18%	0.18%	0.08%	0.08%	0.18%
Total Other Expenses	0.58%	0.43%	0.43%	0.43%	0.13%	0.08%	0.18%
Total Annual Fund Operating Expenses	0.68%	1.28%	1.28%	0.53%	0.23%	0.18%	0.28%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	69	218	379	847
Class B	530	606	702	1,228
Class C	230	406	702	1,545
Class D	54	170	296	665
Class E	24	74	130	293
Class I	18	58	101	230
Class Y	29	90	157	356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	130	406	702	1,228
Class C	130	406	702	1,545

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements with respect to these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate rather than the security’s actual maturity. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (e.g., A-1/P-1) by at least two nationally recognized statistical rating organizations (or, if only one rating organization has rated the security, by that organization) or, if the security is unrated, judged to be equivalent quality by the Adviser.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities. The Fund’s investments may also include variable rate demand notes.

The Fund may invest without limit in the domestic banking industry when, in the opinion of HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund may maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser’s credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.
  Banking Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund’s concentration of investments in the domestic banking industry may make it more susceptible to this risk.

  Foreign Investment Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

  U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

  Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

  Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average (“Lipper MMF Average”). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2011, the 7-day yields of the Fund’s Class A, Class B, Class C, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.06%, 0.01%, 0.10% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter: Q3 2007 1.19% Worst Quarter: Q4 2011 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC Prime Money Market Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A		0.01%	[1]	1.39%	[1]	1.65%	[1]	2.37%	[1]	Nov. 13, 1998
Class B		(3.99%)	[1]	1.14%	[1]	1.31%	[1]	1.36%	[1]	Apr. 04, 2001
Class C		(0.98%)	[1]	1.14%	[1]	1.27%	[1]	1.35%	[1]	May 23, 2001
Class D		0.01%	[1]	1.46%	[1]	1.76%	[1]	2.42%	[1]	Apr. 01, 1999
Class E	[1][2]	none		none		none		none
Class I		0.10%	[1]	1.70%	[1]	none	[1]	2.07%	[1]	Jan. 09, 2002
Class Y		0.01%	[1]	1.60%	[1]	1.96%	[1]	2.70%	[1]	Nov. 12, 1998
Lipper Money Market Funds Average	[1]	0.02%		1.36%		1.56%		2.30%	[3]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Average annual return and 7-day yield information is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2011.
[3]	Since October 31, 1998.

HSBC Tax-Free Money Market Fund
Investment Objective

The investment objective of the HSBC Tax-Free Money Market Fund (formerly, HSBC Investor Tax-Free Money Market Fund) (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from regular federal income tax as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Tax-Free Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Tax-Free Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.33%	0.33%	0.33%	0.33%	0.23%	0.23%	0.33%
Total Other Expenses	0.73%	0.58%	0.58%	0.58%	0.28%	0.23%	0.33%
Total Annual Fund Operating Expenses	0.83%	1.43%	1.43%	0.68%	0.38%	0.33%	0.43%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	85	265	460	1,025
Class B	546	652	782	1,400
Class C	246	452	782	1,713
Class D	69	218	379	847
Class E	39	122	213	480
Class I	34	106	185	418
Class Y	44	138	241	542

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	146	452	782	1,400
Class C	146	452	782	1,713

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To calculate the dollar-weighted average portfolio maturity, the Fund may treat certain variable rate securities as having a maturity equal to the time remaining until the next adjustment of the security’s interest rate rather than the security’s actual maturity. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments include variable rate demand notes, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments the income from which is exempt from regular federal income tax and the alternative minimum tax. The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income tax or the alternative minimum tax.

The Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.

  Municipal Risk: Because the Fund invests in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. Moreover, uncertainties in the municipal markets could increase the volatility of municipal securities and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund. Municipal markets continue to experience difficulties in the current economic and political environment.

  Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper Tax-Exempt Money Market Funds Average (“Lipper Tax-Exempt Average”). The total return of the Lipper Tax-Exempt Average does not include the effect of sales charges. As of December 31, 2011, the 7-day yields of the Fund’s Class A, Class D and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. As of December 31, 2011, the 7-day taxable-equivalent yields of the Fund’s Class A, Class D and Class Y Shares were 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter: Q3 2007 0.86% Worst Quarter: Q4 2011 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC Tax-Free Money Market Fund		1 Year		5 Years		Since Inception		Inception Date
Class A		none	[1],[2]	none	[1],[2]	0.41%	[1],[2]	Aug. 27, 2004
Class B	[3]	none		none		none
Class C		none	[1],[2]	none	[1],[2]	0.09%	[1],[2]	Jun. 30, 2007
Class D		0.01%	[1]	0.99%	[1]	1.37%	[1]	Aug. 24, 2004
Class E	[1][3]	none		none		none
Class I		none	[1],[2]	none	[1],[2]	0.27%	[1],[2]	Jun. 25, 2004
Class Y		0.01%	[1]	1.15%	[1]	1.54%	[1]	Jun. 08, 2004
Lipper Tax-Exempt Money Market Funds Average	[1]	0.02%		0.99%		1.33%	[4]
[1]	During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the year ended December 31, 2010 were higher than they would have been had the Fund not received such payment.
[2]	Class A, C and I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year average annual return and 7-day yield information for Class A, Class C and Class I Shares is not provided because there were no Class A, Class C or Class I shareholders as of December 31, 2011.
[3]	Average annual return and 7-day yield information is not provided because there were no Class B or Class E shareholders as of December 31, 2011.
[4]	Since May 31, 2004.

HSBC U.S. Government Money Market Fund
Investment Objective

The investment objective of the HSBC U.S. Government Money Market Fund (formerly, HSBC Investor U.S. Government Money Market Fund) (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC U.S. Government Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC U.S. Government Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.18%	0.18%	0.18%	0.18%	0.08%	0.08%	0.18%
Total Other Expenses	0.58%	0.43%	0.43%	0.43%	0.13%	0.08%	0.18%
Total Annual Fund Operating Expenses	0.68%	1.28%	1.28%	0.53%	0.23%	0.18%	0.28%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC U.S. Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	69	218	379	847
Class B	530	606	702	1,228
Class C	230	406	702	1,545
Class D	54	170	296	665
Class E	24	74	130	293
Class I	18	58	101	230
Class Y	29	90	157	356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC U.S. Government Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	130	406	702	1,228
Class C	130	406	702	1,545

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of (or deemed maturities of ) 397 days or less and repurchase agreements with respect to such obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.
  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy.
  U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.
  Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.
The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average (“Lipper U.S. Government Average”). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2011, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.01% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter: Q4 2006 1.17% Worst Quarter: Q4 2011 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC U.S. Government Money Market Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A		0.01%	[1]	1.23%	[1]	1.52%	[1]	3.19%	[1]	May 03, 1990
Class B		(3.99%)	[1]	1.14%	[1]	1.40%	[1]	2.01%	[1]	Sep. 11, 1998
Class C		none	[1],[2]	none	[1],[2]	none	[1],[2]	1.39%	[1],[2]	Nov. 20, 2006
Class D		0.01%	[1]	1.29%	[1]	1.63%	[1]	2.26%	[1]	Apr. 01, 1999
Class E	[1][3]	none		none		none		none
Class I		0.02%	[1],[2]	none	[1],[2]	none	[1],[2]	1.81%	[1],[2]	Dec. 24, 2003
Class Y		0.01%	[1]	1.42%	[1]	1.81%	[1]	2.92%	[1]	Jul. 01, 1996
Lipper U.S. Government Money Market Funds Average	[1]	0.01%		1.22%		1.50%		3.18%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C and Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2011.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2011.
[4]	Since May 31, 1990.

HSBC U.S. Treasury Money Market Fund
Investment Objective

The investment objective of the HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund) (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC U.S. Treasury Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC U.S. Treasury Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.18%	0.18%	0.18%	0.18%	0.08%	0.08%	0.18%
Total Other Expenses	0.58%	0.43%	0.43%	0.43%	0.13%	0.08%	0.18%
Total Annual Fund Operating Expenses	0.68%	1.28%	1.28%	0.53%	0.23%	0.18%	0.28%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	69	218	379	847
Class B	530	606	702	1,228
Class C	230	406	702	1,545
Class D	54	170	296	665
Class E	24	74	130	293
Class I	18	58	101	230
Class Y	29	90	157	356

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	130	406	702	1,228
Class C	130	406	702	1,545

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risk

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.
  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average (“Lipper U.S. Treasury Average”). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2011, the 7-day yields of the Fund’s Class A, Class B, Class D, Class I and Class Y Shares were 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter: Q1 2007 1.08% Worst Quarter: Q4 2011 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC U.S. Treasury Money Market Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A		0.01%	[1]	0.97%	[1]	1.27%	[1]	1.32%	[1]	May 24, 2001
Class B		(3.99%)	[1]	0.77%	[1]	none	[1]	1.20%	[1]	Aug. 12, 2004
Class C		none	[1],[2]	none	[1],[2]	none	[1],[2]	0.04%	[1],[2]	Dec. 24, 2003
Class D		0.01%	[1]	1.03%	[1]	1.37%	[1]	1.43%	[1]	May 14, 2001
Class E	[1][3]	none		none		none		none
Class I		0.01%	[1],[4]	1.18%	[1],[4]	none	[1],[4]	1.88%	[1],[4]	Dec. 30, 2003
Class Y		0.01%	[1]	1.12%	[1]	1.55%	[1]	1.61%	[1]	May 11, 2011
Lipper U.S. Treasury Money Market Funds Average	[1]	0.01%		1.02%		1.36%		1.42%	[5]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Class had operations. The 1 year, 5 years and 10 years average annual return and 7 day yield information is not provided because there were no Class C shareholders as of December 31, 2011.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2011.
[4]	Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the class had operations.
[5]	Since May 31, 2001.

HSBC U.S. Treasury Obligations Money Market Fund
Investment Objective
The investment objective of the HSBC U.S. Treasury Obligations Money Market Fund (formerly, HSBC Investor U.S. Treasury Obligations Money Market Fund) (the “Fund”) is to provide shareholders of the Fund with liquidity and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC U.S. Treasury Obligations Money Market Fund	Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC U.S. Treasury Obligations Money Market Fund		Class A	Class B	Class C	Class D	Class E	Class I	Class Y
Management Fee		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee		0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.15%	0.15%	0.25%
Total Other Expenses		0.65%	0.50%	0.50%	0.50%	0.20%	0.15%	0.25%
Total Annual Fund Operating Expenses		0.75%	1.35%	1.35%	0.60%	0.30%	0.25%	0.35%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.70%	1.30%	1.30%	0.55%	0.25%	0.20%	0.30%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.30% for Class B Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.25% for Class E Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation shall be in effect until March 1, 2013. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC U.S. Treasury Obligations Money Market Fund (USD $)	1 Year	3 Years
Class A	72	235
Class B	532	623
Class C	232	423
Class D	56	187
Class E	26	91
Class I	20	75
Class Y	31	107

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC U.S. Treasury Obligations Money Market Fund (USD $)	1 Year	3 Years
Class B	132	423
Class C	132	423

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal conditions, the Fund seeks to achieve its investment objective by investing atleast 80% of its net assets, and typically investing exclusively, in a portfolio comprised of obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above will carry maturities of (or deemed maturities of) 397 days or less as well as different interest rates and issue dates. The Fund will also maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The Fund invests only in U.S. dollar-denominated securities and will only buy securities that present minimal credit risk.

The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.
  Repurchase Agreements Risk: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

  Stable NAV Risk: The Fund may not be able to maintain a net asset value (“NAV”) per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Advisor or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
HSBC BRIC Equity Fund
Investment Objective
The investment objective of the HSBC BRIC Equity Fund (formerly, HSBC Investor BRIC Equity Fund) (the “Fund”) is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 83.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC BRIC Equity Fund	Class A	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC BRIC Equity Fund		Class A	Class I
Management Fee		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.21%	1.21%
Total Other Expenses		1.46%	1.21%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%
Total Annual Fund Operating Expenses		2.73%	2.48%
Fee Waiver and/or Expense Reimbursement	[3]	0.66%	0.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.07%	1.82%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as "Acquired Funds").
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC BRIC Equity Fund (USD $)	1 Year	3 Years
Class A	700	1,246
Class I	185	710

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies that are economically tied to Brazil, Russia, India and the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”) (“BRIC countries”). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country (“BRIC Issuers”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap issuers, and may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities. The Fund may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund’s investments will generally be spread among a number of industries.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund may invest in a broad range of equity securities of foreign countries and in exchange traded funds (“ETFs”), floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions. In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

Sinopia Asset Management (“Sinopia” or “Subadviser”) serves as the Fund’s subadviser. The Subadviser, using a proprietary quantitative model, will allocate the Fund’s assets among the BRIC countries and may over or under allocate in particular countries as it considers appropriate. The quantitative model seeks to capture market inefficiencies by using complex mathematical and statistical models. The Subadviser then selects securities based on its review of the securities earnings per share forecasts which take into consideration changes in average forecasted earnings and the dispersion of earnings forecasts.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

• Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

• Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

• Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

• Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

• Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

• Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

• Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment. All of the BRIC countries are considered emerging market countries.

• Brazil Risk: The Fund’s investments in securities of companies that are economically tied to Brazil may be adversely impacted by local economic and political conditions, as well as changes in Brazilian government policy. Investing in securities of such companies involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil’s currency (the Real) and the U.S. Dollar, high rates of inflation, greater price volatility and illiquid markets.

• Russia Risk: The Fund’s investments in securities of companies that are economically tied to Russia may be adversely impacted by local economic and political conditions, as well as changes in Russian government policy. Investing in securities of such companies involves special risks, including the risk that securities of Russian issuers will remain subject to a higher degree of volatility than the securities of issuers of more developed countries. The Russian economy lacks an effective banking system and is plagued by a deteriorating infrastructure and internal regional conflicts. The Russian economy also relies heavily on the production and export of a range of commodities and is strongly affected by international commodity prices and a weakening global demand for these products.

• India Risk: The Fund’s investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India.

• China Risk: As the Chinese government continues to liberalize its economy, investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China’s currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

• Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to BRIC countries.

• Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

• Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

• Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

• Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

• Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

• Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

• Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

• Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC China Equity Fund
Investment Objective
The investment objective of the HSBC China Equity Fund (formerly, HSBC Investor China Equity Fund) (the “Fund”) is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 83.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC China Equity Fund	Class A	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC China Equity Fund		Class A	Class I
Management Fee		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.07%	1.07%
Total Other Expenses		1.32%	1.07%
Total Annual Fund Operating Expenses		2.52%	2.27%
Fee Waiver and/or Expense Reimbursement	[2]	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%	1.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC China Equity Fund (USD $)	1 Year	3 Years
Class A	693	1,198
Class I	178	659

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the People’s Republic of China, including its administrative and other districts, such as Hong Kong SAR (“China”). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China (“Chinese Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong” or the “Subadviser”) serves as the Fund’s subadviser. In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits.

With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

• Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

• Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

• Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

• Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

• Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

• Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment. China is considered to be an emerging market country.

• China Risk: As the Chinese government continues to liberalize its economy, investing in securities of companies that are economically tied to China involves special risks, including fluctuations in the rate of exchange between China’s currency (the Renminbi) and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

• Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to China.

• Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

• Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

• Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

• Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

• Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

• Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

• Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.

• Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC India Equity Fund
Investment Objective
The investment objective of the HSBC India Equity Fund (formerly, HSBC Investor India Equity Fund) (the “Fund”) is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 83.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC India Equity Fund	Class A	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC India Equity Fund		Class A	Class I
Management Fee		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.05%	1.05%
Total Other Expenses		1.30%	1.05%
Total Annual Fund Operating Expenses		2.50%	2.25%
Fee Waiver and/or Expense Reimbursement	[2]	0.50%	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%	1.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC India Equity Fund (USD $)	1 Year	3 Years
Class A	693	1,194
Class I	178	655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India (“Indian Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. The Fund may also invest in participatory notes linked to securities of Indian Issuers (“P-notes”). A P-note generally entitles its holder to a share in the income from the underlying security.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Singapore) Limited (“HSBC Singapore” or “Subadviser”) serves as the Fund’s subadviser. In selecting companies for investment, the Subadviser generally evaluates a company’s financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser combines a “top-down” macroeconomic analysis with “bottom-up” stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

• Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

• Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

• Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

• Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

• Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

• Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment. India is considered to be an emerging market country.

• India Risk: The Fund’s investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India.

• Concentrated Country Risk: The Fund’s performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to India.

• Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

• Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

• Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

• Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

• Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

• Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

• Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund’s performance.

• Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Growth Fund
Investment Objective
The investment objective of the HSBC Growth Fund (formerly, HSBC Investor Growth Fund) (the “Growth Fund” or “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Growth Fund		Class A	Class B	Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	4.00%	1.00%	none
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio) ("Growth Portfolio" or "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Growth Fund		Class A	Class B	Class C	Class I
Management Fee	[1]	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%	none
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%	none
Other Operating Expenses	[1]	0.37%	0.37%	0.37%	0.37%
Total Other Expenses	[1]	0.62%	0.62%	0.62%	0.37%
Total Annual Fund Operating Expenses	[1]	1.30%	2.05%	2.05%	1.05%
Fee Waiver and/or Expense Reimbursement	[2]	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.19%	1.94%	1.94%	0.94%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio) ("Growth Portfolio" or "Portfolio").
[2]	The investment advisory agreement between the Portfolio and the Portfolio's investment adviser, HSBC Global Asset Management (USA) Inc. (the "Adviser"), provides that the Portfolio may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, Inc. (the "Subadviser")) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio's net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser's share of the aggregate management fee is capped at 0.175%. The Subadviser's share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser's and Subadviser's fees currently aggregate to 0.575%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days' written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days' written notice to the Portfolio or Adviser.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	615	881	1,167	1,980
Class B	597	832	1,093	2,001
Class C	297	632	1,093	2,371
Class I	96	323	569	1,273

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	197	632	1,093	2,001
Class C	197	632	1,093	2,371

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund”, as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, Inc., the Portfolio’s subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depositary Receipts (“ADRs”); and other securities with equity characteristics.

The Fund may invest in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers’ acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers. Additionally, the Fund may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high yield bonds, commonly referred to as “junk bonds.”

The Subadviser uses a “growth” style of investing. The Subadviser selects growth companies which it anticipates will create superior wealth over time and potentially have sustainable competitive advantages. The Subadviser’s selection process is a blend of quantitative and fundamental research. From a quantitative standpoint, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates. Once the quantitative research is completed, the Subadviser conducts its internal research. The Subadviser searches to identify those companies that it believes possess a sustainable competitive advantage. The Subadviser seeks to outperform the Russell 1000® Growth Index, the Fund’s broad-based securities market index.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

  Debt Instruments Risk: The risks of investing in debt instruments include:

  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  American Depositary Receipts (“ADRs”) Risk: The Fund’s investments may take the form of ADRs. ADRs involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored ADRs may not provide as much information about the underlying issuer.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Average.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter: 3Q 2010 16.11% Worst Quarter: 4Q 2008 -23.15%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC Growth Fund		1 Year		5 Years		Since Inception		Inception Date
Class A	[1]	(5.18%)		2.57%		4.60%		May 07, 2004	[2]
Class A After Taxes on Distributions		(5.18%)	[1]	2.42%	[1]	4.30%	[1]	May 07, 2004	[2]
Class A After Taxes on Distributions and Sales		(3.37%)	[1]	2.20%	[1]	3.96%	[1]	May 07, 2004	[2]
Class B	[1]	(4.97%)		2.85%		4.67%		May 07, 2004	[2]
Class C	[1]	(2.00%)		2.85%		4.51%		May 07, 2004	[2]
Class I	[1]	none		3.89%		5.55%		May 07, 2004	[2]
Russell 1000 ® Growth Index (Reflects No Deduction For Fees, Expenses Or Taxes)	[1]	2.64%		2.50%		4.35%	[3]
Lipper Large-Cap Growth Funds Average	[1]	(1.91%)		0.96%		3.44%	[3]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009, 2010 and 2011, the Portfolio received one-time payments in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007, 2008, 2009, 2010 and 2011, were higher than they would have been had the Portfolio not received the payments.
[2]	The Fund was initially offered for purchase on May 7, 2004; no shareholder activity occurred until May 10, 2004.
[3]	Since April 30, 2004.

HSBC Opportunity Fund
Investment Objective
The investment objective of the HSBC Opportunity Fund (formerly, HSBC Investor Opportunity Fund) (the “Opportunity Fund” or “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 42 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Opportunity Fund		Class A	Class B	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	4.00%	1.00%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio) ("Opportunity Portfolio" or "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Opportunity Fund		Class A	Class B	Class C
Management Fee	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%
Other Operating Expenses	[1]	0.80%	0.80%	0.80%
Total Other Expenses	[1]	1.05%	1.05%	1.05%
Total Annual Fund Operating Expenses	[1]	1.85%	2.60%	2.60%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.65%	2.40%	2.40%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio) ("Opportunity Portfolio" or "Portfolio").
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies other than the Portfolio) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	1,034	1,433	2,545
Class B	643	990	1,362	2,569
Class C	343	790	1,362	2,920

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	243	790	1,362	2,569
Class C	243	790	1,362	2,920

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund”, as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 31, 2012, between approximately $27 million and $9.52 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser, selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

  early in their cycle but which the Subadviser believes have the potential to become major enterprises, or are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive. As such, the Fund may invest in fixed income securities, which may include bonds, debentures, mortgage-backed securities, notes, bills, commercial paper, and U.S. Government securities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter: 2Q 2003 20.88% Worst Quarter: 4Q 2008 -25.98%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns HSBC Opportunity Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A		(5.87%)	[1]	4.68%	[1]	5.13%	[1]	8.38%	[1]	Sep. 23, 1996
Class A After Taxes on Distributions		(8.05%)	[1]	2.65%	[1]	3.87%	[1]	6.39%	[1]	Sep. 23, 1996
Class A After Taxes on Distributions and Sales		(1.10%)	[1]	3.62%	[1]	4.23%	[1]	6.56%	[1]	Sep. 23, 1996
Class B		(4.90%)	[1]	4.96%	[1]	5.19%	[1]	7.77%	[1]	Jan. 06, 1998
Class C		(2.46%)	[1]	4.99%	[1]	4.90%	[1]	7.91%	[1]	Nov. 04, 1998
Russell 2500 ® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.57%)		2.89%		5.23%		5.65%	[2]
Lipper Mid-Cap Growth Funds Average	[1]	(4.30%)		2.19%		4.36%		6.35%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010 and 2011, the Portfolio received one-time payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio's and the Fund's total return. As a result, the Fund's total return for the years ended December 31, 2007, 2010 and 2011 were higher than they would have been had the Fund and the Portfolio not received the payments.
[2]	Since September 30, 1996.

HSBC Short Duration Fixed Income Fund
Investment Objective

The investment objective of the HSBC Short Duration Fixed Income Fund (formerly, HSBC Investor Short Duration Fixed Income Fund) (the “Fund”) is to maximize total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 27 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 83.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Short Duration Fixed Income Fund		Class A	Class B	Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	[1]	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	[1]	none	4.00%	1.00%	none
[1]	This table reflects the combined fees and expenses for both the Fund and HSBC Short Duration Fixed Income Portfolio (formerly, HSBC Investor Short Duration Fixed Income Portfolio) (the "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Short Duration Fixed Income Fund		Class A	Class B	Class C	Class I
Management Fee	[1]	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%	none
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%	none
Other Operating Expenses	[1][2]	0.63%	0.63%	0.63%	0.63%
Total Other Expenses	[1]	0.88%	0.88%	0.88%	0.63%
Total Annual Fund Operating Expenses	[1]	1.28%	2.03%	2.03%	1.03%
Fee Waiver and/or Expense Reimbursement	[1][3]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.65%	1.40%	1.40%	0.40%
[1]	This table reflects the combined fees and expenses for both the Fund and HSBC Short Duration Fixed Income Portfolio (formerly, HSBC Investor Short Duration Fixed Income Portfolio) (the "Portfolio").
[2]	Based on estimated amounts for the current fiscal year.
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares and 0.40% for Class I Shares. The expense limitation shall be in effect until March 1, 2013. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Short Duration Fixed Income Fund (USD $)	1 Year	3 Years
Class A	538	802
Class B	543	776
Class C	243	576
Class I	41	265

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Short Duration Fixed Income Fund (USD $)	1 Year	3 Years
Class A	538	802
Class B	143	576
Class C	143	576
Class I	41	265

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund,” as applicable, to include the Portfolio.

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations. The “total return’’ sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds’’) rated B or higher by Moody’s or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including up to 5% of its assets in securities of issuers in emerging or developing markets.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities to enhance return or for hedging purposes. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

In managing the Fund, the Adviser focuses on sector rotation, security selection, and the yield curve. Duration management is also considered. The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer’s: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser selects securities for the Fund based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

• Debt Instruments Risk: The risks of investing in debt instruments include:

• Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

• High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

• Prepayment Risk: With respect to mortgage-backed instruments, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.

• Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

• Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

• Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

• Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

• Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

• Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

• Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to interest rate, prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus.

• Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

• Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
Aggressive Strategy Fund
Investment Objective
The investment objective of the Aggressive Strategy Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 65 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aggressive Strategy Fund	Class A	Class B	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aggressive Strategy Fund		Class A	Class B	Class C
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.81%	0.81%	0.81%
Total Other Expenses		1.06%	1.06%	1.06%
Acquired Fund Fees and Expenses		0.88%	0.88%	0.88%
Total Annual Fund Operating Expenses	[1]	2.19%	2.94%	2.94%
Fee Waiver and/or Expense Reimbursement	[2]	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.88%	2.63%	2.63%
[1]	Total Annual Fund Operating Expenses have been restated to reflect an increase in the Management Fee.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	681	1,123	1,589	2,875
Class B	666	1,081	1,520	2,901
Class C	366	881	1,520	2,825

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	266	881	1,520	2,901
Class C	266	881	1,520	2,825

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”)managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table on page 5) from the neutral target allocation. The Adviser will review the neutral target allocation at least annually and may revise the neutral target allocation.

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having the greatest potential for long-term investment returns, as well as the most investment risk, of the Funds included in this prospectus.

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	50-100%	80%
Equity Income
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	0-50%	13%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	6%
Private Equity Funds
Real Estate Funds
Commodity Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund”, as applicable, to include the Underlying Funds):

  Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

  Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
  Debt Instruments Risk: The risks of investing in debt instruments include:
  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

  Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

  Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Underlying Fund’s private equity-related investments).

  Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

  Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the BofA Merrill Lynch U.S. High Yield Master II Index and the Citigroup U.S. Domestic 3-Month T-Bill. For more information regarding these indices, please see “More Information About Indices” on page 53 of this Prospectus.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter: Q3 2009 18.39% Worst Quarter: Q4 2008 -23.14%
Average Annual Total Returns(for the periods ended December 31, 2011)
Average Annual Total Returns Aggressive Strategy Fund		1 Year		5 Years		Since Inception		Inception Date
Class A		(12.80%)	[1]	(1.98%)	[1]	2.51%	[1]	Feb. 14, 2005
Class A After Taxes on Distributions		(12.92%)	[1]	(2.21%)	[1]	2.33%	[1]	Feb. 14, 2005
Class A After Taxes on Distributions and Sales		(8.17%)	[1]	(1.64%)	[1]	2.18%	[1]	Feb. 14, 2005
Class B		(12.50%)	[1]	(1.70%)	[1]	2.64%	[1]	Feb. 09, 2005
Class C		(9.84%)	[1]	(1.68%)	[1]	2.67%	[1]	Jun. 09, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%		(0.25%)		3.03%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	(11.73%)		(4.26%)		2.48%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees,expenses or taxes)	[1]	7.84%		6.50%		5.57%	[2]
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	[1]	4.38%		7.34%		7.39%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees,expenses or taxes)	[1]	0.08%		1.36%		2.08%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2008, 2009, 2010 and 2011 certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Balanced Strategy Fund
Investment Objective
The investment objective of the Balanced Strategy Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 65 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Strategy Fund	Class A	Class B	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Strategy Fund		Class A	Class B	Class C
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.48%	0.48%	0.48%
Total Other Expenses		0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses		0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	[1]	1.79%	2.54%	2.54%
[1]	Total Annual Fund Operating Expenses have been restated to reflect an increase in the Management Fee.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	673	1,035	1,421	2,500
Class B	657	991	1,350	2,524
Class C	357	791	1,350	2,445

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	257	791	1,350	2,524
Class C	257	791	1,350	2,445

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table on page 13) from the neutral target allocation. The Adviser will review the neutral target allocation at least annually and may revise the neutral target allocation.

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Moderate Strategy Fund, Conservative Strategy Fund or Income Strategy Fund.

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	30-80%	54%
Equity Income
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	20-70%	32%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	12%
Private Equity Funds
Real Estate Funds
Commodity Funds
HSBC Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund”, as applicable, to include the Underlying Funds):

  Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.
  Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.
  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
  Debt Instruments Risk: The risks of investing in debt instruments include:
  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

  Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.
  Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Underlying Fund’s private equity-related investments).

  Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

  Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the BofA Merrill Lynch U.S. High Yield Master II Index and the Citigroup U.S. Domestic 3-Month T-Bill. For more information regarding these indices, please see “More Information About Indices” on page 53 of this Prospectus.

Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter: Q3 2009 16.21% Worst Quarter: Q4 2008 -19.41%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Balanced Strategy Fund		1 Year		5 Years		Since Inception		Inception Date
Class A		(9.24%)	[1]	(0.56%)	[1]	3.36%	[1]	Feb. 08, 2005
Class A After Taxes on Distributions		(10.12%)	[1]	(1.12%)	[1]	2.91%	[1]	Feb. 08, 2005
Class A After Taxes on Distributions and Sales		(5.83%)	[1]	(0.63%)	[1]	2.77%	[1]	Feb. 08, 2005
Class B		(8.82%)	[1]	(0.29%)	[1]	3.61%	[1]	Feb. 01, 2005
Class C		(6.09%)	[1]	(0.29%)	[1]	3.71%	[1]	Apr. 27, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%		(0.25%)		3.03%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	(11.43%)		(4.26%)		2.48%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees,expenses or taxes)	[1]	7.84%		6.50%		5.57%	[2]
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	[1]	4.38%		7.34%		7.39%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees,expenses or taxes)	[1]	0.08%		1.36%		2.08%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2007, 2008, 2009, 2010 and 2011, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Moderate Strategy Fund
Investment Objective
The investment objective of the Moderate Strategy Fund (the “Fund”) is high total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 65 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Moderate Strategy Fund	Class A	Class B	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Strategy Fund		Class A	Class B	Class C
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.52%	0.52%	0.52%
Total Other Expenses		0.77%	0.77%	0.77%
Acquired Fund Fees and Expenses		0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses	[1]	1.80%	2.55%	2.55%
[1]	Total Annual Fund Operating Expenses have been restated to reflect an increase in the Management Fee.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Moderate Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	1,038	1,426	2,510
Class B	658	993	1,355	2,534
Class C	358	793	1,355	2,456

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Moderate Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	258	793	1,355	2,534
Class C	258	793	1,355	2,456

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table on page 21) from the neutral target allocation. The Adviser will review the neutral target allocation at least annually and may revise the neutral target allocation.

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund or the Balanced Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Conservative Strategy Fund or Income Strategy Fund.

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	20-70%	39%
Equity Income
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	30-80%	47%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	12%
Private Equity Funds
Real Estate Funds
Commodity Funds
HSBC Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund”, as applicable, to include the Underlying Funds):

  Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

  Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
  Debt Instruments Risk: The risks of investing in debt instruments include:
  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

  Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.
  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

  Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Underlying Fund’s private equity-related investments).

  Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.
  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

  Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the BofA Merrill Lynch U.S. High Yield Master II Index and the Citigroup U.S. Domestic 3-Month T-Bill. For more information regarding these indices, please see “More Information About Indices” on page 53 of this Prospectus.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter: Q3 2009 13.43% Worst Quarter: Q4 2008 -15.57%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Moderate Strategy Fund		1 Year		5 Years		Since Inception		Inception Date
Class A		(7.15%)	[1]	0.37%	[1]	3.29%	[1]	Feb. 03, 2005
Class A After Taxes on Distributions		(8.35%)	[1]	(0.45%)	[1]	2.59%	[1]	Feb. 03, 2005
Class A After Taxes on Distributions and Sales		(4.51%)	[1]	(0.03%)	[1]	2.54%	[1]	Feb. 03, 2005
Class B		(6.83%)	[1]	0.65%	[1]	3.48%	[1]	Feb. 01, 2005
Class C		(3.98%)	[1]	0.65%	[1]	3.22%	[1]	Jun. 09, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%		(0.25%)		3.03%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	(11.73%)		(4.26%)		2.48%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees,expenses or taxes)	[1]	7.84%		6.50%		5.57%	[2]
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	[1]	4.38%		7.34%		7.39%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees,expenses or taxes)	[1]	0.08%		1.36%		2.08%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2007, 2008, 2009, 2010 and 2011, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Conservative Strategy Fund
Investment Objective
The investment objective of the Conservative Strategy Fund (the “Fund”) is high total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 65 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Strategy Fund	Class A	Class B	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Strategy Fund		Class A	Class B	Class C
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		0.73%	0.73%	0.73%
Component3 Other Expenses		0.98%	0.98%	0.98%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.95%	2.70%	2.70%
[1]	Total Annual Fund Operating Expenses have been restated to reflect an increase in the Management Fee.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Conservative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	1,082	1,500	2,661
Class B	673	1,038	1,430	2,686
Class C	373	838	1,430	2,609

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Conservative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	273	838	1,430	2,686
Class C	273	838	1,430	2,609

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table on page 29) from the neutral target allocation. The Adviser will review the neutral target allocation at least annually and may revise the neutral target allocation.

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund and the Income Strategy Fund are viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk, of the Funds in this prospectus.

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	0-50%	24%
Equity Income
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	50-100%	64%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	10%
Private Equity Funds
Real Estate Funds
Commodity Funds
HSBC Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks (for simplicity, this prospectus may use the term “Fund”, as applicable, to include the Underlying Funds.

  Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

  Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
  Debt Instruments Risk: The risks of investing in debt instruments include:
  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

  Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.
  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

  Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Underlying Fund’s private equity-related investments).

  Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.
  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

  Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the BofA Merrill Lynch U.S. High Yield Master II Index and the Citigroup U.S. Domestic 3-Month T-Bill. For more information regarding these indices, please see “More Information About Indices” on page 53 of this Prospectus.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter: Q2 2009 10.18% Worst Quarter: Q4 2008 -11.36%
Average Annual Total Returns(for the periods ended December 31, 2011)
Average Annual Total Returns Conservative Strategy Fund		1 Year		5 Years		Since Inception		Inception Date
Class A		(4.63%)	[1]	1.14%	[1]	3.13%	[1]	Feb. 23, 2005
Class A After Taxes on Distributions		(5.96%)	[1]	0.20%	[1]	2.28%	[1]	Feb. 23, 2005
Class A After Taxes on Distributions and Sales		(2.94%)	[1]	0.50%	[1]	2.26%	[1]	Feb. 23, 2005
Class B		(4.21%)	[1]	1.44%	[1]	3.17%	[1]	Feb. 17, 2005
Class C		(1.28%)	[1]	1.54%	[1]	3.54%	[1]	Apr. 19, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	2.11%		(0.25%)		3.03%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	(11.73%)		(4.26%)		2.48%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees,expenses or taxes)	[1]	7.84%		6.50%		5.57%	[2]
BofA Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	[1]	4.38%		7.34%		7.39%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees,expenses or taxes)	[1]	0.08%		1.36%		2.08%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2007, 2008, 2009, 2010 and 2011, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009, 2010 and 2011 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Income Strategy Fund
Investment Objective
The investment objective of the Income Strategy Fund (the “Fund”) is to provide current income. The Fund’s secondary objective is to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 65 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 84.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Income Strategy Fund	Class A	Class B	Class C
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Income Strategy Fund		Class A	Class B	Class C
Management Fee		0.25%	0.25%	0.25%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		1.15%	1.15%	1.15%
Total Other Expenses	[1]	1.40%	1.40%	1.40%
Acquired Fund Fees and Expenses	[1]	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		2.25%	3.00%	3.00%
Fee Waiver and/or Expense Reimbursement	[2]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.10%	2.85%	2.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies other than the HSBC Growth Portfolio and the HSBC Opportunity Portfolio) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Income Strategy Fund (USD $)	1 Year	3 Years
Class A	678	1,131
Class B	688	1,113
Class C	388	913

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Income Strategy Fund (USD $)	1 Year	3 Years
Class B	288	913
Class C	288	913

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly operational, it does not yet disclose its portfolio turnover rate in this prospectus.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may also purchase or hold exchange traded notes (“ETNs”) which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund’s target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for asset classes, sectors within asset classes, and such sectors’ performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund’s target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective. The Adviser believes that the Fund’s actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation at least annually and may revise the neutral target allocation.

The Adviser also believes that the Fund’s actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund’s target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation vary from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund and the Conservative Strategy Fund are viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk, of the Funds in this Prospectus.

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund’s Assets)
Underlying Equity Funds	0-20%	14%
Equity Income
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	50-80%	80%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	2%
Private Equity Funds
Real Estate Funds
Commodity Funds
HSBC Prime Money Market Fund	0-20%	4%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities (including emerging market securities) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. The percentage weightings are targets that may be adjusted in the Adviser’s discretion.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks (for simplicity, this prospectus may use the term “Fund”, as applicable, to include the Underlying Funds):

  Allocation Risk: The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s target asset and sector allocations and selecting Underlying Funds. The Adviser’s target asset and sector allocations and changes in such allocations may cause the Fund to underperform other similar funds or cause you to lose money. Moreover, the Fund may not achieve its target asset and sector allocations.

  Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

  Debt Instruments Risk: The risks of investing in debt instruments include:
  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

  Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.
  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:
  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Index Fund Risk: The performance of an Underlying Fund that is an index fund may not correspond to its benchmark index for any period of time and may underperform the overall stock market.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.
  Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risk that the companies in which a private equity firm invests its capital do not survive (which would decrease the value of the firm or the fund it creates and, consequently, the value of the Underlying Fund’s private equity-related investments).

  Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Exchange Traded Note Risk: Investments in ETNs involve certain risks, including the credit risk of the issuer of the ETNs, the risks of the underlying reference index or asset, and the risk that an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

  Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

Performance Information
The Fund has not commenced operations as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Emerging Markets Debt Fund
Investment Objective
The investment objective of the HSBC Emerging Markets Debt Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Emerging Markets Debt Fund	Class A	Class I	Class S
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none
Redemption/Exchange Fee (as a % of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Emerging Markets Debt Fund		Class A	Class I	Class S
Management Fee		0.50%	0.50%	0.50%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		0.72%	0.62%	0.52%
Total Other Expenses		0.97%	0.62%	0.52%
Total Annual Fund Operating Expenses		1.47%	1.12%	1.02%
Fee Waiver and/or Expense Reimbursement	[1]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	0.85%	0.75%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Emerging Markets Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	591	892	1,215	2,127
Class I	87	329	591	1,339
Class S	77	298	537	1,223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From April 7, 2011 (the date the Fund commenced operations) through October 31, 2011, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in fixed income instruments of issuers that economically are tied to emerging markets. The Fund will invest in instruments issued by foreign governments and corporations. Investments will generally be made in U.S. dollar denominated instruments, but the Fund will also seek to invest in emerging market local currency denominated instruments. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund will invest in at least three countries, and at least 40% of its net assets will be invested in foreign securities. The Fund may seek to hedge certain of its exposure to non-U.S. currencies through the use of derivatives.

An instrument is economically tied to an emerging market country if: (i) the issuer is a government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is, otherwise determined with reference to currencies of emerging market countries (or baskets of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country. The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser will select investments for purchase or sale by evaluating each issuer based on: (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic, or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate.

The Fund may invest without limitation in high yield securities (“junk bonds”),which are those securities rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or lower than “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), subject to a maximum of 15% of its total assets in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. In addition, the Fund may invest in derivative instruments, including, but not limited to, swaps, financial futures, foreign currency futures, foreign currency contracts, options on futures contracts, options on securities and swaps (swaptions) for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance return.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the J. P. Morgan Emerging Markets Bond Index Global, which as of December 31, 2011 was 7.10 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.
  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could losemoney if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this prospectus. Therefore performance information is not available and has not been presented for the Fund.
HSBC Emerging Markets Local Debt Fund
Investment Objective
The investment objective of the HSBC Emerging Markets Local Debt Fund (the “Fund”) is maximum total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Emerging Markets Local Debt Fund	Class A	Class I	Class S
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none
Redemption/Exchange Fee (as a % of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Emerging Markets Local Debt Fund	Class A	Class I		Class S
Management Fee	0.50%	0.50%		0.50%
Distribution (12b-1) Fee	none	none		none
Shareholder Servicing Fee	0.25%	none		none
Other Operating Expenses	0.92%	0.82%		0.72%
Total Other Expenses	1.17%	0.82%		0.72%
Acquired Fund Fees and Expenses	0.08%	0.08%		0.08%
Total Annual Fund Operating Expenses	1.75%	1.40%		1.30%
Fee Waiver and/or Expense Reimbursement	0.47%	0.47%	[1]	0.47%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28%	0.93%		0.83%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.20% for Class A Shares, 0.85% for Class I Shares and 0.75% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Emerging Markets Local Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	599	956	1,337	2,402
Class I	95	397	721	1,639
Class S	85	366	668	1,527

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From April 7, 2011 (the date the Fund commenced operations) through October 31, 2011, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in debt instruments issued by foreign governments, government agencies or corporations and denominated in local currencies of countries with emerging securities markets. The Fund may also invest in instruments denominated in U.S. dollars. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector or security. The Fund may invest in derivatives such as currency forwards, non-deliverable forwards, equity options, bond options, currency options, interest rate swaps or credit default swaps denominated in any currency for hedging purposes, cash management purposes, as a substitute for investing in equity or fixed income securities, or to enhance returns. These instruments will be treated as investments in debt instruments for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying assets of such derivatives are debt instruments issued by foreign governments, government agencies or corporations and denominated in the local currency of an emerging market country or a currency of or interest rate associated with an emerging market country. Equity-related derivatives are not treated as debt instruments for purposes of the Fund’s 80% of net assets policy.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund may invest without limit in debt instruments that are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if: (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. In the case of certain money market instruments, such instruments will be considered economically tied to an emerging market country if either the issuer or the guarantor of such money market instrument is organized under the laws of an emerging market country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is, otherwise determined with reference to currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country. The Fund normally will invest primarily in securities whose performance is economically tied to Asia, Africa, the Middle East, Latin America and the developing countries of Europe.

The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer’s business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer’s country; and (iv) other considerations the Adviser deems appropriate. The Adviser will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors that the Adviser believes to be relevant.

The Fund may invest in both investment-grade securities, which are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”)), and high yield securities (“junk bonds”), which are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch. A maximum of 15% of the Fund’s total assets may be invested in securities rated below “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest, without limitation, in non-investment grade securities rated above “B” by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within two years (plus or minus) of a 50/50 blend of the JP Morgan Government Bond Index - Emerging Markets Global Diversified and the JP Morgan Emerging Local Markets Index Plus, which as of December 31, 2011 was 2.36 years.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements

  Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance

  When-Issued Securities: The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

  Short Sale Risk: When entering into a short sale, the Fund may lose more money than the actual cost of the investment. The third party to the short sale may also fail to honor its contract terms, causing a loss to the Fund.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., whichmay expose the Fund to risks in the process of clearing and settling trades and the holding of securitiesby foreign banks, agents and depositories. Investments in emerging markets may be subject to greatercustody risks than investments in more developed securities markets.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region.
  Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.
  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Frontier Markets Fund
Investment Objective
The investment objective of the HSBC Frontier Markets Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Frontier Markets Fund	Class A	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Redemption/Exchange Fee (as a % of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Frontier Markets Fund		Class A	Class I
Management Fee		1.25%	1.25%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses		1.57%	1.47%
Total Other Expenses	[1]	1.82%	1.47%
Total Annual Fund Operating Expenses		3.07%	2.72%
Fee Waiver and/or Expense Reimbursement	[2]	0.87%	0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.20%	1.85%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 2.20% for Class A Shares and 1.85% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Frontier Markets Fund (USD $)	1 Year	3 Years
Class A	712	1,323
Class I	188	762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. From September 6, 2011 (the date the Fund commenced operations) through October 31, 2011, the Fund’s portfolio turnover was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in issuers located in “frontier market countries.” The term “frontier market countries” encompasses those countries that are at an earlier stage of economic, political or financial development, even by emerging markets standards.

For purposes of the Fund’s investments, frontier market companies are those: (i) whose principal securities trading markets are in frontier market countries; (ii) that derive a significant percentage of their total revenue or profit from either goods or services produced or sales made in frontier market countries; (iii) that have a significant percentage of their assets in frontier market countries; (iv) that are linked to currencies of frontier market countries; or (v) that are organized under the laws of, or with principal offices in, frontier market countries.

HSBC Global Asset Management (UK) Limited is the Fund’s subadviser (“AMEU” or the “Subadviser”). The Subadviser’s New Frontiers Team has identified a group of more than 30 countries that it currently considers to be frontier market countries. This includes countries that are currently part of the Morgan Stanley Capital International (“MSCI”) Frontier Market Index classification (currently 25 countries—Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Mauritius, Nigeria, Oman, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, United Arab Emirates, Ukraine and Vietnam), as well as the MSCI Emerging Market Index countries considered by the Subadviser to be “cross-over” markets (currently five countries—Colombia, Egypt, Morocco, Peru and the Philippines), and a number of countries deemed by the Subadviser to be frontier market countries but not currently part of the above mentioned indices (for example Georgia, Ghana, Panama, Saudi Arabia and Zimbabwe). Cross-over markets are those that are formally included in main emerging markets indices but show “frontier markets” characteristics based on factors such as foreign investment restrictions, lower correlation with global markets, size of free-float adjusted market-cap, and/or other economic and political factors.

The Subadviser may, in the future, deem other countries to be frontier market countries.

The Fund invests primarily in the equity securities of frontier market companies with market capitalizations above $100 million U.S. dollars. However, the Fund may invest in companies of any size. The Fund treats common stocks and other securities with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, trust certificates, limited partnership interests and equity participations. The Fund is heavily exposed to commodity (such as oil) producing countries through its investments in frontier market countries.

In light of the fact that a relatively significant proportion of frontier market companies available for investment are in the financial services group of industries, the Fund will, under normal market conditions, invest more than 25% of its total assets in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks and insurance companies. The Subadviser intends to maintain the Fund’s exposure to issuers in the financial services group of industries such that it is broadly in line with the proportion of frontier markets issuers that are available for investment and in the financial services group of industries.

The Fund will seek to achieve its investment objective in part through the use of derivatives. The Fund may invest in participatory notes, which are a type of derivative instrument that creates synthetic equity exposure to issuers, to gain access to markets where direct investing is not possible. The Fund may also use equity index futures for cash management purposes and forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s use of derivatives will vary depending on market conditions and the ability of the Fund to invest directly in securities providing the desired exposure, but derivatives are expected normally to comprise a minority of the Fund’s investments.

The Subadviser selects investments for purchase and sale through an in-depth stock analysis that combines quantitative and qualitative analysis. The Subadviser’s quantitative analysis is based on publicly available data and is focused on valuation metrics, earnings growth expectations and return on capital and profitability. The Subadviser’s qualitative analysis is based on an individual assessment of business model and competitive advantage, cash generation, industry dynamics and corporate governance and management quality.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earningsdisappointments or other financial developments. Medium and smaller capitalization companies mayinvolve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greaterdeclines in stock prices in response to selling pressure. Stocks of smaller capitalization companiesgenerally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing adecline in the Fund’s net asset value.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

  Concentration Risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance). Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments.

  Financial Services Risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services industry.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Commodity-Related Investments Risk: Exposure to the commodities markets, including investments in companies in commodity-related industries, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-related investments may be affected by overall market movements and factors specific to a particular industry or commodity.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Total Return Fund
Investment Objective
The investment objective of the HSBC Total Return Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 58 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Total Return Fund	Class A	Class I	Class S
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none
Redemption/Exchange Fee (as a % of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Total Return Fund		Class A	Class I	Class S
Management Fee		0.85%	0.85%	0.85%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		1.01%	0.91%	0.81%
Total Other Expenses	[1]	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses		2.11%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement	[2]	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.60%	1.25%	1.15%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Funds' investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Total Return Fund (USD $)	1 Year	3 Years
Class A	630	1,058
Class I	127	504
Class S	117	474

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective, under normal market conditions, by investing primarily in instruments of issuers that are economically tied to emerging market countries (as defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps. The Fund may not be invested in all of these types of derivatives at all times. In addition to derivatives, these instruments include exchange-traded funds (“ETFs”), investment-grade and high yield securities (“junk bonds”), convertible bonds and equity and equity equivalent securities as further described below. The Fund may engage in short sales, including taking short positions on forwards.

The Fund will invest in instruments that are issued or guaranteed by governments of emerging market countries and corporations that are economically tied to an emerging market country. Investments will be made in emerging market local currency denominated instruments and in instruments denominated in the currency of a member country of the Organisation for Economic Co-operation and Development (“OECD”). The “total return” sought by the Fund consists of income earned on investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular country, sector or security.

The Fund will also invest in derivative instruments whose returns are based on the returns of instruments of issuers that are economically tied to emerging market countries or that are issued or guaranteed by governments of emerging market countries, rather than investing directly in such instruments, in order to enhance return. The Fund will also invest in derivative instruments for hedging purposes, including to hedge certain of its exposure to non-U.S. currencies, and for tax-advantaged access to instruments.

An instrument is economically tied to an emerging market country if (i) the issuer is the government (or any political subdivision, agency, authority or instrumentality of such government) of the country; (ii) it is principally traded on the country’s securities markets; or (iii) the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are, or the performance of the instrument is, otherwise determined with reference to currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OECD is an international organization that aims to help governments tackle economic, social and governance challenges of a globalized economy. As of February 1, 2012, OECD’s member countries were Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Slovenia, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

The Fund may invest without limit in both investment-grade and high yield securities (“junk bonds”). Investment grade securities are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”,“Aa”,“A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”,“AA”,“A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration of one to three years.

The Fund may invest up to 25% of its net assets in convertible bonds which may be issued by companies of all sizes and market capitalizations that are economically tied to an emerging market country. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by NRSROs. The Fund may also invest up to 10% its net assets in equity and equity equivalent securities issued by corporations of all sizes and market capitalizations that are economically tied to an emerging market country.

The Adviser selects securities for purchase and sale by using a top down approach in which country credits, currencies, and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel to the region, and a variety of other sources including third-party data providers. The Fund’s global exposure is calculated using a value-at-risk approach. The Fund’s strategy is managed in an absolute return style and is not managed with reference to a benchmark. The Adviser employs a multi-strategy investment approach using segments of the hard and local currency universe to build a portfolio with an overall volatility target (generally 5-8%) and a return target approximately twice the volatility. The Fund’s portfolio is constructed through a rigorous correlation and risk/reward analysis that is intended to capture most of the upside in emerging debt markets with less volatility and fewer drawdowns than traditional benchmark-oriented products.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

The Fund has the following principal risks:

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities. The prices of high-yield securities, which may be less liquid than higher rated securities, may be more vulnerable to adverse market, economic or political conditions.
  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Exchange-Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Short Sale Risk: When entering into a short sale, the Fund may lose more money than the actual cost of the investment. The third party to the short sale may also fail to honor its contract terms, causing a loss to the Fund.

  Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

  Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region.

  Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund has not commenced operations as of the date of this prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Emerging Markets Equity Fund
Investment Objective
The investment objective of the HSBC Emerging Markets Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 23 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Emerging Markets Equity Fund	Class A	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Redemption/Exchange Fee (as a % of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Emerging Markets Equity Fund		Class A	Class I
Management Fee		1.00%	1.00%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.65%	1.55%
Total Other Expenses		1.90%	1.55%
Total Annual Fund Operating Expenses		2.90%	2.55%
Fee Waiver and/or Expense Reimbursement	[2]	1.15%	1.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	1.50%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.75% for Class A Shares and 1.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (formerly, HSBC Investor Funds) (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Emerging Markets Equity Fund (USD $)	1 Year	3 Years
Class A	669	1,250
Class I	153	693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are economically tied to emerging markets. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of emerging market countries, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. The Fund may use derivatives such as forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may invest in participatory notes, which are a type of derivative instrument that creates synthetic equity exposure to issuers, to gain access to markets where direct investing is not possible.

A security is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or principally operates in the country, derives a significant percentage of its income from its operation within the country, or has a significant percentage of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The term “emerging markets’’ includes any country: (i) having an “emerging stock market’’ as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank’’); (iii) listed in World Bank publications as developing; or (iv) determined by HSBC Global Asset Management (UK) Limited, the Fund’s subadviser (“AMEU” or the “Subadviser”), to be an emerging market. Currently, emerging market countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. While there is no capitalization restriction, it is anticipated that the Fund will generally invest in larger, more established companies.

In selecting investments for purchase and sale, the Subadviser focuses on fundamental research and idea generation, emphasizing a fundamental ‘bottom-up’ evaluation of companies.The Subadviser’s assessment of whether an investment is fundamentally under or over valued by the market prompts a decision to buy, sell or sold. The Subadviser looks at a company’s long-term strategy and its competitiveness within its particular sector to identify companies that enjoy a strong cash flow and that show evidence of continued strong cash flow generation into the future. The Subadviser has a mid-to-long time horizon when selecting investments for the Fund and ultimately seeks to identify companies that offer compelling valuations and that can demonstrate solid and sustainable long-term strategies.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

• Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

• Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

• Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

• Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

• Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

• Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

• Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

• Legal and Regulatory Risk: Governments or their regulatory agencies have recently taken actions, or may take actions, that affect the investment strategies used by the Fund or instruments in which the Fund invests (such as the regulation of the Fund’s use of derivatives). These actions may impact the investment strategies, policies, performance, expenses and operations of the Fund.

• Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

• Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

• Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

• Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Risk Managed Fund
Investment Objective
The investment objective of the Risk Managed Fund (the “Fund”) is long-term growth of capital while managing downside risk.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 25 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Risk Managed Fund		Class A	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		5.00%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	none
Redemption/Exchange Fee (as a % of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	[1]	2.00%	2.00%
[1]	A redemption/exchange fee of 2.00% will be charged on any shares sold or exchanged within 30 days of purchase. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Risk Managed Fund		Class A	Class I
Management Fee		1.00%	1.00%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	0.70%	0.70%
Total Other Expenses		0.95%	0.70%
Total Annual Fund Operating Expenses		1.95%	1.70%
[1]	Based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Risk Managed Fund (USD $)	1 Year	3 Years
Class A	688	1,082
Class I	173	536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in exchange traded index futures contracts or exchange traded funds (“ETFs”) in countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in U.S. Treasury bills.

The Fund seeks to maintain a minimum net asset value (“NAV”) of 75% of the Fund’s highest NAV (the “Active Targeted Minimum NAV”) as calculated at the close of the prior four calendar quarters (March 31, June 30, September 30 and December 31). At inception, the Fund will target a minimum NAV of 75% of the Fund’s initial NAV (“Initial Target”). As stated above, a targeted minimum NAV will be calculated at the end of each calendar quarter; the Active Targeted Minimum NAV is the highest of the target minimum NAVs calculated at the end of the four previous quarters. During the first 12 months of the life of the Fund, the initial targeted minimum NAV will be the Active Targeted Minimum NAV so long as it is higher than any targeted minimum NAV calculated at the end of the following calendar quarters.

The Active Targeted Minimum NAV is only a goal and there can be no assurance that it will be achieved. The Active Targeted Minimum NAV is not guaranteed or insured by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), HSBC Bank USA, NA or any other guarantor.

The Fund will actively allocate from 0 – 100% of its investments among exchange traded index futures contracts, ETFs and U.S. Treasury bills to maximize the Fund’s performance while seeking to maintain the Active Targeted Minimum NAV.

The Fund’s actual NAV could close below the Active Targeted Minimum NAV as a result of events or circumstances that include (but are not limited to) the following:

-

significantly adverse market conditions, including those conditions that are not consistent with the negative market scenarios utilized by the Adviser in determining the relative balance between equity exposure and fixed income securities exposure within the Fund’s investment portfolio;

-	market conditions affecting the execution or settlement of transactions or the value of assets;
-

a material decline in the securities markets coupled with material redemptions from the Fund that result in an overweighting of the Fund’s exposure to the equity markets that cannot be remedied through rebalancing in a timely fashion by the Adviser;

-	the failure of any relevant securities exchange or clearing house; or
-	any act of terrorism or other external event that could reasonably be expected to have a material adverse effect on the performance or operation of global security markets.

In case the Fund’s NAV falls below the Active Targeted Minimum NAV, the Adviser will reduce the Fund’s equity exposure to zero until a targeted minimum NAV lower than the Fund’s NAV becomes the Active Targeted Minimum NAV. In such a circumstance, the Fund will not benefit from positive performance in the equity markets. There can be no assurance that the Fund’s NAV will remain above the Active Targeted Minimum NAV in effect as of a particular date. When, and if, an investor redeems shares of the Fund, the proceeds received may be less than the Active Targeted Minimum NAV.

The term “emerging markets” consists of all countries that are not developed nations and the nations/countries to which “emerging markets” refers will vary with the composition of the MSCI Emerging Markets Index. For the purposes of the foregoing, an exchange traded index futures contract or ETF that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund’s investments in exchange traded index futures contracts and ETFs are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country.

The Fund does not currently intend to invest directly in equity or foreign securities as part of its principal investment strategy. The Fund will purchase and sell exchange traded index futures contracts, which are derivative instruments, to meet its objective. The Fund may use forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may also use these derivative instruments when HSBC Global Asset Management (France), the subadviser to the Fund (“AMFR” or the “Subadviser”), believes that doing so will assist the Fund in achieving its investment objective.

The Subadviser will use a proprietary quantitative model to select instruments for purchase and sale. The Subadviser will allocate the Fund’s assets among a subset of countries listed in the MSCI Emerging Markets Index. The investment universe may include, but is not limited to, China, Brazil, South Korea, Taiwan, India, South Africa, Mexico, Turkey, Thailand, Poland and Malaysia. The allocation among selected countries generally will be, on average, proportionally reflective of the geographic composition of the MSCI Emerging Markets Index and may be frequently rebalanced. The level of exposure to equity markets will depend on market conditions and on the Subadviser’s expectations of future market conditions. The Subadviser will consider the Active Targeted Minimum NAV, expected short-term volatility analysis and proprietary equity market valuation signals to determine the Fund’s level of exposure to equity markets.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

  Equity Risk: The assets of the Fund may be allocated primarily to equity or equity-related instruments. While the Fund does not intend to invest directly in equity securities, it is exposed to risks associated with investments in equity securities through investments in exchange traded index futures contracts and ETFs. The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund may fluctuate drastically from day to day. The risks of investing in equity securities also include:
  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
  Debt Instruments Risk: The risks of investing in debt instruments include:
  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Interest Rate Risk: The assets of the Fund may be 100% allocated to U.S. Treasury Bills. Fluctuations in interest rates may affect the yield and value of U.S. Treasury Bills. Generally, if interest rates rise, the value of the Fund’s investments in U.S. Treasury Bills may fall.
  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Exchange-Traded Fund Risk: The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

  Foreign Securities Risk: While the Fund does not intend to invest directly in foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in exchange traded index futures contracts and ETFs. Investments in foreign securities are generally riskier than investments in U.S. securities and are subject to additional risks, including international trade, political and regulatory risks.

  Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to the lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. The less developed the country, the greater affect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

  Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that the use of a derivative may result in a loss or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.
  Exchange Traded Index Futures Risk: Additional risks associated with the use of exchange traded index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. The use of exchange traded index futures contracts may also create leverage.
  Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

  CFTC Regulation Risk: The Fund, as a registered investment company, is presently exempt from regulation as a “commodity pool operator” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

  Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

  Allocation Risk: The Fund’s portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole.

  Liquidity Risk: The Fund, when seeking to maintain the Active Targeted Minimum NAV, may hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

  Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.